FAIR VALUE MEASUREMENT (Summary of Changes in Fair Value of Level 3 Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
NQ Guotai [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 18,762
Capital injection		$ 16,402
Total gain/ (loss) included in earnings from equity investment	388	2,411
Foreign exchange adjustment	(1,082)	(51)
Ending balance	$ 18,068	$ 18,762
Taiyue Wutong Fund [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance
Capital injection	$ 3,080
Total gain/ (loss) included in earnings from equity investment	$ (84)
Foreign exchange adjustment
Ending balance	$ 2,996
Yuanxin Fund [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance
Capital injection	$ 7,700
Total gain/ (loss) included in earnings from equity investment
Foreign exchange adjustment
Ending balance	$ 7,700
Qingzhou Fund [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance
Capital injection	$ 770
Total gain/ (loss) included in earnings from equity investment
Foreign exchange adjustment
Ending balance	$ 770